DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
DEBT OBLIGATIONS
DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	3.10%	$1,363	2.47%	$1,156
Brookfield Office Properties’ revolving facility	2.60%	828	1.81%	699
Brookfield Office Properties’ senior unsecured notes	4.00%	119	4.17%	261
Brookfield Canada Office Properties’ revolving facility	2.89%	276	2.36%	45
BPY BOPC LP credit facility	2.85%	212	—%	—
Subsidiary borrowings	4.40%	622	4.06%	467

Secured debt obligations:
Funds subscription credit facilities(1)	2.56%	436	2.17%	836
Fixed rate	4.59%	17,666	5.06%	16,652
Variable rate	4.59%	16,760	4.31%	13,692
Deferred financing costs		(291)		(229)
Total debt obligations		$37,991		$33,579

Current		$6,135		$5,096
Non-current		30,749		28,423
Debt associated with assets held for sale		1,107		60
Total debt obligations		$37,991		$33,579

(1)	Funds subscription credit facilities are secured by co-investors’ capital commitments.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2017			Dec. 31, 2016
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. Dollars	$25,975	$	$25,975	$23,349	$	$23,349
British Pounds	4,290		£3,173	3,817		£3,089
Canadian Dollars	3,132	C$	3,938	2,425	C$	3,260
South Korean Won	1,692	₩	1,805,000	1,325	₩	1,600,193
Australian Dollars	1,554	A$	1,991	1,332	A$	1,851
Indian Rupees	1,168	Rs	74,386	521	Rs	35,434
Brazilian Reais	471	R$	1,558	637	R$	2,078
Euros	—		€—	402		€382
Deferred financing costs	(291)			(229)
Total debt obligations	$37,991			$33,579

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2016	Debt obligation issuance, net of repayments	Assumed from business combinations	Derecognized on loss of control of subsidiaries	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Dec. 31, 2017
Debt obligations	$33,579	3,030	1,772	(1,370)	69	924	(13)	$37,991